SHAREHOLDERS' EQUITY (Schedule of Options and Warrants to Non-Employees) (Details) (Consultant and Service Provider [Member], USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2009	Dec. 31, 2011 Option Tranche One [Member]	Dec. 31, 2011 Option Tranche Two [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted	7,250	10,000	2,500	4,750
Options exercisable		10,000
Exercise price per share		$ 1.94	$ 1.94	$ 2.16
Exercisable through		May 2013	February 2013	May 2014